INVESTMENT PROPERTIES - SCHEDULE OF ASSET HELD FOR CONSIDERATION WILL BE PAID IN THREE INSTALLMENTS (Details) - USD ($)		12 Months Ended
	May 21, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2023	Jan. 27, 2022	May 24, 2021
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 4,000,000
Gain on disposition of asset held for sale		$ 0	$ 1,022,853	$ 0
1st Installment Payment
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,200,000						$ 1,200,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,200,000					$ 1,200,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon conclusion of land infrastructure work.
3rd Installment Payment
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,600,000				$ 1,600,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon title transfer of the property to the buyer.